CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	57,197,029	51,293,070
Ordinary shares, shares outstanding	57,197,029	51,293,070